Provisions - Employee obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 71,637
Obligations at end of year	$ 76,956	$ 71,637
Disclosure of fair value of plan assets [abstract]
Cash	33.00%	1.00%
Equity Mutual Funds	10.00%	44.00%
Fixed Income Securities	32.00%	55.00%
Assets held by insurance company	25.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 53,880
Fair value of plan assets at the end of the year	58,348	$ 53,880
North America | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	62,898
Obligations at end of year	67,324	62,898
North America | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,739
Obligations at end of year	9,632	8,739
USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	37,272
Obligations at end of year	39,214	37,272
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	33,620
Fair value of plan assets at the end of the year	36,011	33,620
CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,626
Obligations at end of year	28,110	25,626
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	20,260
Fair value of plan assets at the end of the year	22,337	20,260
CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,739
Obligations at end of year	9,632	8,739
Present value of defined benefit obligation [member] | North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	71,637
Service cost	626
Borrowing costs	2,160
Actuarial differences	5,550
Benefits paid	(3,502)
Exchange differences	712
Expenses	(227)
Obligations at end of year	76,956	71,637
Present value of defined benefit obligation [member] | USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	37,272
Service cost	147
Borrowing costs	1,085
Actuarial differences	3,020
Benefits paid	(2,083)
Expenses	(227)
Obligations at end of year	39,214	37,272
Present value of defined benefit obligation [member] | CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,626
Service cost	149
Borrowing costs	800
Actuarial differences	2,252
Benefits paid	(1,249)
Exchange differences	532
Obligations at end of year	28,110	25,626
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,739
Service cost	330
Borrowing costs	275
Actuarial differences	278
Benefits paid	(170)
Exchange differences	180
Obligations at end of year	9,632	8,739
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	53,880
Interest income on assets	1,503
Benefits paid	(3,270)
Actuarial return (loss) on plan assets	4,751
Exchange Differences	711
Other	773
Fair value of plan assets at the end of the year	58,348	53,880
Plan assets [member] | USA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	33,620
Interest income on assets	973
Benefits paid	(2,083)
Actuarial return (loss) on plan assets	3,681
Other	(180)
Fair value of plan assets at the end of the year	36,011	33,620
Plan assets [member] | CANADA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	20,260
Interest income on assets	530
Benefits paid	(1,187)
Actuarial return (loss) on plan assets	1,070
Exchange Differences	711
Other	953
Fair value of plan assets at the end of the year	$ 22,337	$ 20,260